SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Jun. 30, 2019 USD ($)
Accounting Policies [Abstract]
2019 (for the remaining three months)	$ 12,000
2020	29,400
2021	29,400
2022	3,500
Total	$ 74,300